Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Schedule of Repurchase Agreements

As of December 31, 2013 and 2012, the Company’s repurchase agreements had remaining maturities as summarized below:

(in thousands)
	OVERNIGHT (1 DAY OR LESS)	BETWEEN 2 AND 30 DAYS	BETWEEN 31 AND 90 DAYS	GREATER THAN 90 DAYS	TOTAL
December 31, 2013
Fair market value of securities pledged, including accrued interest receivable	$—	$326,348	$10,650	$—	$336,998
Repurchase agreement liabilities associated with these securities	$—	$308,402	$10,155	$—	$318,557
Net weighted average borrowing rate	—	0.39%	0.37%		0.39%

December 31, 2012
Fair market value of securities pledged, including accrued interest receivable	$—	$109,863	$—	$—	$109,863
Repurchase agreement liabilities associated with these securities	$—	$103,941	$—	$—	$103,941
Net weighted average borrowing rate	—	0.49%	—	—	0.49%

Schedule of Underlying Assets of Repurchase Agreements when Amount of Repurchase Agreements Exceeds 10 Percent of Assets

Summary information regarding the Company’s amounts at risk with individual counterparties greater than 10% of the Company’s equity at December 31, 2013 and December 31, 2012 is as follows:

(in thousands)
Repurchase Agreement Counterparties	Amount at Risk	Weighted Average Maturity (in Days)
December 31, 2013
Citigroup Global Markets, Inc.	$5,487	11

December 31, 2012
Citigroup Global Markets, Inc.	$3,714	18
South Street Securities, LLC	1,802	7